DIRECTORS LOAN (Details Narrative) - CAD ($)		1 Months Ended		12 Months Ended
	Dec. 13, 2021	Jun. 15, 2023	Dec. 31, 2019	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
DIRECTORS LOAN
Interest rate		12.00%	10.00%	10.00%
Short term loan		$ 250,000		$ 966,304	$ 0
Principal balance			$ 1,000,000	966,304	784,947	$ 648,005
Interest paid	$ 160,000			$ 99,000	$ 101,274	$ 126,685
Loan bonus share issued, share				16,000,000
Loan bonus share expiration				five years
Exercise price				$ 0.05
Loan Amendment Agreement				$ 100,000
Loan				$ 1,176,470
Bonus warrant exercise price				$ 0.085